Equity Incentive Plan Stock Options Outstanding (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Options, Outstanding, Number, period start	3,714	3,393	2,810
Options, Outstanding, Weighted Average Exercise Price, period start	$ 2.43	$ 3.08	$ 1.11
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	12	770	735
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 1.39	$ 2.71	$ 7.08
Share-based Compensation Arrangement by Share-based Payment Award, Options Assumed in Acquisition			168
Share-based Compensation Arrangements by Share-based Payment Award, Options, Options Assumed in Acquisition, Weighted Average Exercise Price			$ 17.19
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	0	(293)	(246)
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price	$ 0.00	$ 0.77	$ 0.58
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period	(471)	(156)	(74)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price	$ 4.52	$ 13.26	$ 4.51
Options, Outstanding, Number, period end	3,255	3,714	3,393
Options, Outstanding, Weighted Average Exercise Price, period end	$ 2.17	$ 2.43	$ 3.08
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	5 years 11 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Aggregate Intrinsic Value	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number	3,225
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price	$ 2.16
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term	5 years 11 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	2,711
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 2.05
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	5 years 10 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Aggregate Intrinsic Value	$ 0